EARNINGS PER SHARE - Narrative (Details) - shares	1 Months Ended
	May 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Options outstanding (shares)		1,100,000	1,120,000
Management
Options outstanding (shares)		650,000
Options exercised (in shares)	450,000